Leases - Right-of-Use Assets (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	[1]	£ 57,193	£ 51,134
Additions		3,687	27,746
Disposals		(845)	(1,757)
Derecognition as a result of subleases		(423)	(122)
Modifications		1,430	(2,553)
Depreciation charge		(10,958)	(10,449)		£ (9,072)
Impairment charge		(214)	(1,697)		0
Effect of foreign exchange translations		948	(5,109)
Right-of-use assets end of period		50,818	57,193	[1]	51,134	[1]
Leasehold Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period		57,019	51,134
Additions		3,640	27,503
Disposals		(787)	1,751
Derecognition as a result of subleases		(423)	(122)
Modifications		1,433	2,553
Depreciation charge		(10,878)	(10,390)
Impairment charge		(214)	(1,697)
Effect of foreign exchange translations		946	(5,105)
Right-of-use assets end of period		50,736	57,019		51,134
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period		174	0
Additions		47	243
Disposals		(58)	(6)
Derecognition as a result of subleases		0	0
Modifications		(3)	0
Depreciation charge		(80)	(59)
Impairment charge		0	0
Effect of foreign exchange translations		2	(4)
Right-of-use assets end of period		£ 82	£ 174		£ 0

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).